Borrowings (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013
Aggregate maturities of long-term obligations
2014	$ 1,769
2015	76
2016	2,096
2017	1,007
2018	1,526
After 2018	$ 8,623